Fresh Start accounting (Tables)	9 Months Ended
Sep. 30, 2022
Reorganization, Chapter 11 [Line Items]
Schedule of fresh-start adjustments	The following table summarizes the reorganization items recognized in the three months ended September 30, 2022 (Successor), the period from February 23, 2022 through September 30, 2022 (Successor), period from January 1, 2022 through February 22, 2022 (Predecessor), and three and nine months ended September 30, 2021 (Predecessor).

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Gain on settlement of liabilities subject to compromise (a)	—	—	—	3,581	—
Fresh Start valuation adjustments (b)	—	—	—	242	—
Loss on deconsolidation of Paratus Energy Services (c)	—	—	—	(112)	—
Advisory and professional fees (d)	(3)	(36)	(12)	(44)	(88)
Gain on write-off of related party payables	—	5	—	—	13
Expense of predecessor Directors & Officers insurance policy	—	—	—	(17)	—
Remeasurement of terminated lease to allowed claim	—	—	—	—	(186)
Interest income on surplus cash	—	2	—	1	2

Total reorganization items, net	(3)	(29)	(12)	3,651	(259)

Attributable to:
Continuing operations	(3)	(24)	(12)	3,683	(250)
Discontinued operations	—	(5)	—	(32)	(9)
a. Gain on liabilities subject to compromise
On emergence from Chapter 11 proceedings, we settled liabilities subject to compromise in accordance with the Plan. This includes extinguishment of our secured external debt and amounts due under our sale and leaseback agreements with SFL Corporation. Refer to Note 4 – “Fresh Start accounting” for further information.
b. Fresh Start valuation adjustments
On emergence from Chapter 11 proceedings and under the application of Fresh Start accounting, we allocated the reorganization value to our assets and liabilities based on their estimated fair values. The effects of the application of Fresh Start accounting applied as of February 22, 2022. The new basis of our assets and liabilities are reflected in the Consolidated Balance Sheet at September 30, 2022 (Successor) and the related adjustments were recorded in the Consolidated Statements of Operations in the Predecessor. Refer to Note 4 – “Fresh Start accounting” for further information.
c. Loss on deconsolidation of Paratus Energy Services Ltd
The loss on deconsolidation reflects the impact of the sale of
65
% of Seadrill’s interest in Paratus Energy Services Ltd (formerly NSNCo), as we deconsolidated the carrying value of the net assets of Paratus and recorded the 35% retained interest at fair value. The difference between the net assets deconsolidated and retained 35% interest represents a loss on deconsolidation.

(In $ millions)	January 20, 2022
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	(152)
Fair value of retained 35% interest in Paratus Energy Services Ltd	56
Reclassification of NSNCo accumulated other comprehensive losses to income on disposal	(16)

Loss on deconsolidation of Paratus Energy Services Ltd	(112)

d. Advisory and professional fees
Professional and advisory fees incurred for post-petition Chapter 11 expenses. Professional and advisory expenses have been incurred post-emergence but relate to our Chapter 11 proceedings.
The
explanatory notes provide additional information with regard to the adjustments recorded, the methods used to determine fair value and significant assumptions or inputs.

	February 22, 2022							February 23, 2022
(In $ millions)	Predecessor	Reorganization Adjustments			Fresh Start Adjustments			Successor
ASSETS
Current assets
Cash and cash equivalents	281	74	(a	)	—			355
Restricted cash	135	(50)	(b	)	—			85
Accounts receivable, net	201	—			—			201
Amount due from related parties, net	42	—			—			42
Other current assets (u)	206	(17)	(c	)	31	(k	)	220

Total current assets	865	7			31			903

Non-current assets
Investment in associated companies	81	—			(17)	(l	)	64
Drilling units (u)	1,778	(175)	(d	)	279	(m	)	1,882
Restricted cash	69	—			—			69
Deferred tax assets	9	—			1	(n	)	10
Equipment	11	—			(2)	(o	)	9
Other non-current assets (u)	13	—			29	(p	)	42

Total non-current assets	1,961	(175)			290			2,076

Total assets	2,826	(168)			321			2,979

LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	59	—			—			59
Other current liabilities	222	52	(e	)	17	(q	)	291

Total current liabilities	281	52			17			350

Liabilities subject to compromise (u)	6,237	(6,237)	(f	)	—			—
Non-current liabilities
Long-term debt	—	951	(g	)	—			951
Deferred tax liabilities	7	—			(1)	(r	)	6
Other non-current liabilities	110	—			63	(s	)	173

Total non-current liabilities	117	951			62			1,130

EQUITY
Predecessor common shares of par value	10	(10)	(h	)	—			—
Predecessor additional paid-in capital	3,504	(3,504)	(h	)	—			—
Accumulated other comprehensive loss	(1)	1	(h	)	—			—
Retained (deficit)/earnings	(7,322)	7,080	(i	)	242	(t	)	—
Successor common shares of par value	—	—			—			—
Successor additional paid-in capital	—	1,499	(j	)	—			1,499

Total shareholders’ (deficit)/equity	(3,809)	5,066			242			1,499

Total liabilities and equity	2,826	(168)			321			2,979

Reorganization Adjustments

(a)	Reflects the net cash receipts that occurred on the Effective Date as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Receipt of cash from the issuance of the Term Loan Facility	175
Receipt of cash from the issuance of the Convertible Bonds	50
Proceeds from the issuance of the New Second Lien Facility	683
Settlement of the Prepetition Credit Agreement	(683)
Payment of the AOD cash out option	(116)
Payment of success-based advisor fees	(28)
Payment of the arrangement & financing fee for the Term Loan Facility	(5)
Transfer of cash to restricted cash for the professional fee escrow account funding	(2)

Change in cash and cash equivalents	74

(b)	Reflects the net restricted cash payments that occurred on the Effective Date as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Payment of net scrap rig proceeds to holders of Prepetition Credit agreement claims	(45)
Return of cash collateral to SFL for the amended West Linus lease agreement	(7)
Cash transferred from unrestricted cash for the professional fee escrow account funding	2

Change in restricted cash	(50)

(c)	Reflects the change in other current assets for the following activities:

(In $ millions)	February 22, 2022 (Predecessor)
Expense of Predecessor Directors & Officers insurance policy	(17)
Expense of the Commitment Premium and other capitalized debt issuance costs	(24)
Recognition of the right-of-use asset associated with the modified West Linus bareboat lease	24

Change in other current assets	(17)

(d)	Reflects the change in drilling units for the derecognition of the West Linus of $175 million associated with modification of lease.
(e)	Reflects the change in other current liabilities:

(In $ millions)	February 22, 2022 (Predecessor)
Accrued liability due to holders of Prepetition Credit agreement claims for sold rig proceeds	27
Recognition of lease liability and other accrued liability associated with the amended West Linus lease	25

Change in other current liabilities	52

(f)	Liabilities subject to compromise were settled as follows in accordance with the Plan:

(In $ millions)	February 22, 2022 (Predecessor)
Senior under-secured external debt	5,662
Accounts payable and other liabilities	35
Accrued interest on external debt	34
Amounts due to SFL Corporation under leases for the West Taurus and West Linus	506

Total liabilities subject to compromise	6,237

Attributable to:
Continuing operations	6,119
Discontinued operations	118

Payment of the AOD cash out option	(116)
Issuance of the New Second Lien Facility	(717)
Premium associated with the Term Loan Facility	(9)
Debt issuance costs	(30)
Payment of the rig sale proceeds	(45)
Amounts due to Prepetition Credit agreement claims for sold rig proceeds not yet paid	(27)
Issuance of New Seadrill Common Shares to holders of Prepetition Credit Agreement claims	(1,244)
Issuance of New Seadrill Common Shares to the Rights Offering Participants	(187)
Issuance of New Seadrill Common Shares associated with the Equity Commitment Premium	(64)
Derecognition of West Linus rig and return of cash collateral	(182)
Reversal of the release of certain general unsecured operating accruals	(35)

Pre-tax gain on settlement of liabilities subject to compromise	3,581

(g)	Reflects the changes in long-term debt for the following activities:

(In $ millions)	February 22, 2022 (Predecessor)
Issuance of the Term Loan Facility	175
Issuance of the New Second Lien Facility	683
Issuance of the Convertible Bonds	50
Record the premium on the Term Loan Facility and New Second Lien Facility	43

Change in long-term debt	951

(h)	Reflects the cancellation of the Predecessor’s common shares, additional paid in capital, and accumulated other comprehensive income.

(i)	Reflects the cumulative net impact on retained loss as follows:

(In $ millions)	February 22, 2022 (Predecessor)
Pre-tax gain on settlement of liabilities subject to compromise	3,581
Release of general unsecured operating accruals	35
Payment of success fees recognized on the Effective Date	(28)
Expense of Predecessor Directors & Officers insurance policy	(17)

Impact to net income	3,571
Cancellation of Predecessor common shares and additional paid in capital	3,513
Issuance of New Seadrill Common Shares to Predecessor equity holders	(4)

Net impact to retained loss	7,080

(j)	Reflects the reorganization adjustments made to the Successor additional paid-in capital:

(In $ millions)	February 22, 2022 (Predecessor)
Fair value of New Seadrill Common Shares issued to holders of Prepetition Credit Agreement claims	1,456
Fair value of New Seadrill Common Shares issued to Predecessor equity holders	4
Fair value of the conversion option on the Convertible Bond	39

Successor additional paid-in capital	1,499

Fresh Start Adjustments

(k)	Reflects the fair value adjustment to other current assets for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for favorable drilling and management service contracts	68
Write-off of current portion of deferred mobilization costs held at amortized cost	(15)
Off-market right-of-use asset adjustment for the West Hercules and West Linus	(22)

Change in other current assets	31

Attributable to:
Continuing operations	20
Discontinued operations	11

(l)	Reflects the fair value adjustment to the investments in Paratus of $14 million and in Sonadrill of $3 million.

(m)	Reflects the fair value adjustment to drilling units and the elimination of accumulated depreciation.

(In $ millions)	February 22, 2022 (Predecessor)
Total Fresh start adjustments	279
Attributable to:
Continuing operations	316
Discontinued operations	(37)

(n)	Reflects the fair value adjustment to deferred tax assets of $1 million for favorable management contracts.

(o)	Reflects the fair value adjustment to equipment and the elimination of accumulated depreciation.

(p)	Reflects fair value adjustment to other non-current assets for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for favorable drilling and management service contracts	42
Write-off of non-current portion of historical favorable contracts held at amortized cost	(9)
Write-off of non-current portion of deferred mobilization costs held at amortized cost	(4)

Change in other non-current assets	29

Attributable to:
Continuing operations	26
Discontinued operations	3

(q)	Reflects the fair value adjustment to other current liabilities for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for unfavorable drilling contracts	18
Write-off of current portion of historical unfavorable contracts held at amortized cost	(1)

Change in other current liabilities	17

(r)	Reflects the fair value adjustment to deferred tax liabilities of $1 million to write-off previously recognized Fresh Start balances.

(s)	Reflects the fair value adjustment to other non-current liabilities for the following:

(In $ millions)	February 22, 2022 (Predecessor)
Record fair value adjustment for unfavorable drilling contracts	67
Write-off of non-current portion of historical unfavorable contracts held at amortized cost	(4)

Change in other non-current liabilities	63

(t)	Reflects the cumulative impact of the Fresh Start accounting adjustments discussed above.

(In $ millions)	February 22, 2022 (Predecessor)
Total Fresh start adjustments	242
Attributable to:
Continuing operations	266
Discontinued operations	(24)

(u)
These line items include current and
non-current
balances recast to Assets held for sale, Liabilities subject to compromise associated with assets held for sale, and Liabilities associated with assets held for sale. We have presented the major classes of balances associated with these held for sale entities as of December 31, 2021 as part of the disclosures in Note 27 – Assets and liabilities held for sale/Discontinued operation. The balances presented in the table above are not materially different than those presented as of December 31, 2021 with the exception of the fresh start adjustment discussed in tick mark (m) above.

Reconciliation Of Enterprise Value And Reorganization Value
The following table reconciles the enterprise value to the estimated fair value of the Successor’s common shares as of the Effective Date:

(In $ millions, except per share amount)	As at February 23, 2022 (Successor)
Enterprise value	2,095
Plus: Cash and cash equivalents at emergence	355
Less: Fair value of long-term debt	(951)

Implied value of Successor equity	1,499

Shares issued upon emergence	49,999,998
Per share value (US$)	29.98
The following table reconciles enterprise value to the reorganization value of the Successor (i.e., value of the total assets of the Successor) as of the Effective Date:

(In $ millions)	As at February 23, 2022 (Successor)
Enterprise value	2,095
Plus: Cash and cash equivalents at emergence	355
Plus: Non-interest-bearing current liabilities	350
Plus: Non-interest-bearing non-current liabilities	179

Total value of Successor Entity’s assets on Emergence	2,979

Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Schedule of fresh-start adjustments
The below table discloses the impact of Reorganization and Fresh Start adjustments related to the discontinued operations’ Balance Sheet items:

	February 22, 2022							February 23, 2022
(In $ millions)	Predecessor	Reorganization Adjustments			Fresh Start Adjustments			Successor
ASSETS
Current assets
Cash and cash equivalents	19	—			—			19
Accounts receivable, net	32	—			—			32
Other current assets	12	—			11	(k	)	23

Total current assets	63	—			11			74

Non-current assets
Drilling units	344	—			(37)	(m	)	307
Deferred tax assets	1	—			—			1
Other non-current assets	—	—			3	(p	)	3

Total non-current assets	345	—			(34)			311

Total assets	408	—			(23)			385

LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	6	—			—			6
Other current liabilities	58	—			—			58

Total current liabilities	64	—			—			64

Liabilities subject to compromise	118	(118)	(f	)	—			—
Non-current liabilities
Other non-current liabilities	2	—			—			2

Total non-current liabilities	2	—			—			2

EQUITY

Total equity	224	118	(i	)	(23)			319

Total liabilities and equity	408	—			(23)			385